Document and Entity Information	May 07, 2019
Prospectus:
Document Type	497
Document Period End Date	May 07, 2019
Registrant Name	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	0000797923
Amendment Flag	false
Document Creation Date	May 07, 2019
Document Effective Date	May 07, 2019
Prospectus Date	Aug. 31, 2018
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Prospectus:
Trading Symbol	PTEBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Prospectus:
Trading Symbol	DMBCX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class I
Prospectus:
Trading Symbol	DMBVX